Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Beginning Balance	¥ 3,371,401	¥ 3,103,144	¥ 3,065,835
Total other comprehensive income (loss)	8,713	76,744	34,277
Ending Balance	3,427,300	3,371,401	3,103,144
Net unrealized gains (losses) on investment in securities
Statement [Line Items]
Beginning Balance	(72,892)	(16,208)	(5,001)
Net unrealized gains (losses)	(109,745)	(52,477)	(11,188)
Reclassification adjustment included in net income, net of tax	(421)	(4,207)	6
Total other comprehensive income (loss)	(110,166)	(56,684)	(11,182)
Transaction with noncontrolling interests	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	25
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(24)		0
Ending Balance	(183,034)	(72,892)	(16,208)
Debt Valuation Adjustments
Statement [Line Items]
Beginning Balance	221	558	1,457
Net unrealized gains (losses)	67	(311)	(826)
Reclassification adjustment included in net income, net of tax	(13)	(26)	(73)
Total other comprehensive income (loss)	54	(337)	(899)
Transaction with noncontrolling interests	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	275	221	558
Defined benefit pension plans
Statement [Line Items]
Beginning Balance	(8,072)	(21,073)	(26,375)
Net unrealized gains (losses)	4,659	12,626	4,511
Reclassification adjustment included in net income, net of tax	(211)	376	819
Total other comprehensive income (loss)	4,448	13,002	5,330
Transaction with noncontrolling interests	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(7)	1	28
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	(3,617)	(8,072)	(21,073)
Foreign currency translation adjustments
Statement [Line Items]
Beginning Balance	61,914	(36,456)	(72,471)
Net unrealized gains (losses)	90,616	105,079	32,180
Reclassification adjustment included in net income, net of tax	4,091	614	4,066
Total other comprehensive income (loss)	94,707	105,693	36,246
Transaction with noncontrolling interests	2,903	(1,472)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3,637	5,851	511
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(25)		(280)
Ending Balance	155,912	61,914	(36,456)
Net unrealized gains (losses) on derivative instruments
Statement [Line Items]
Beginning Balance	2,788	(11,471)	(16,142)
Net unrealized gains (losses)	18,232	10,634	(997)
Reclassification adjustment included in net income, net of tax	1,438	4,436	5,779
Total other comprehensive income (loss)	19,670	15,070	4,782
Transaction with noncontrolling interests	1,493	(3)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1,868	808	111
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	22,083	2,788	(11,471)
AOCI Attributable to Parent
Statement [Line Items]
Beginning Balance	(16,041)	(84,650)	(118,532)
Total other comprehensive income (loss)	8,713	76,744	34,277
Transaction with noncontrolling interests	4,396	(1,475)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	5,498	6,660	675
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(49)		(280)
Ending Balance	¥ (8,381)	¥ (16,041)	¥ (84,650)